Current investments (Tables)	12 Months Ended
Dec. 31, 2018
Current investments
Schedule of current investments

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Restricted funds	1	1	21
Shares in other companies	1	2	—
Total current investments	2	3	21